GOVERNMENT PARTICIPATION (Tables)	12 Months Ended
Mar. 31, 2020
Government Grants [Abstract]
Disclosure of detailed Information about government participation overnment contributions were recognized as follows:

	2020	2019
Credited to property, plant and equipment and intangible assets	$15.6	$16.8
Credited to income	18.0	28.4
Total government contributions	$33.6	$45.2